6. Stock Option Plans (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value	$ .40	$ .41
Unamortized compensation cost related to unvested stock options	$ 1,334,725
Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock authorized under plan	14,000,000
Proposed increase in number of shares under plan	10,000,000